RIDGEWORTH FUNDS
Supplement dated September 18, 2008 to the
Statement of Additional Information
for
RidgeWorth Funds
dated August 1, 2008
Effective immediately, the following replaces the tables on pages 69 through 71 of the Statement of Additional Information depicting the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A Shares (all other information remains unchanged):

		More than	More than	More than	More than
		$50,000	$100,000	$250,000	$500,000
		but less	but less	but less	but less
	Less than	than	than	than	than	$1,000,000
Fund	$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund	5.00%	4.00%	3.00%	2.00%	1.75%	0.00%
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund

		More than	More than	More than	More than
		$50,000	$100,000	$250,000	$500,000
		but less	but less	but less	but less
	Less than	than	than	than	than	$1,000,000
Fund	$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund	4.00%	3.75%	2.75%	2.00%	1.75%	0.00%
Investment Grade Tax-Exempt Bond Fund
Life Vision Conservative Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Global Strategy Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Limited-Term Federal Mortgage Securities Fund
Seix Floating Rate High Income Fund	2.25%	2.00%	1.75%	1.50%	1.25%	0.00%
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund

* While investments of more than $1,000,000 are not subject to a front-end sales charge, the Distributor may pay Dealers commissions ranging from 0.25% to 1.00% on such purchases. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 — $2,999,999	1.00%
$3,000,000 — $49,999,999	0.50%
$50,000,000 and above	0.25%
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
RFSP-SAI.2 0908

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